Related Party Balances and Transactions (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Hainan Chenxi [Member]
Related Party Transaction [Line Items]
Accounts payable	¥ 1,665
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Accounts payable	810
Lize Jiaxing [Member]
Related Party Transaction [Line Items]
Accounts payable	150
Shuimu online [Member]
Related Party Transaction [Line Items]
Leasing service	¥ 90